Financial instruments - additional disclosures - Details of net financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	$ 3,767	$ 3,605
Total financial liabilities	5,501	5,536
Net financial assets and financial liabilities	(1,734)	(1,931)
Financial debts | Senior notes due 2026, 2029, 2030, and 2049
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	2,728	2,726
Financial liabilities, at fair value	2,891	3,036
Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	5,382	5,372
Financial liabilities - measured at amortized cost or cost | Financial debts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	107	162
Financial liabilities - measured at amortized cost or cost | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	67	70
Financial liabilities - measured at amortized cost or cost | Trade payables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	903	876
Financial liabilities - measured at amortized cost or cost | Current financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	1,077	1,108
Financial liabilities - measured at amortized cost or cost | Financial debts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	3,966	3,949
Financial liabilities - measured at amortized cost or cost | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	339	315
Financial liabilities - measured at amortized cost or cost | Non-current financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	4,305	4,264
Financial liabilities - measured at FVPL
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	119	164
Financial liabilities - measured at FVPL | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	112	157
Financial liabilities - measured at FVPL | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities	7	7
Cash in current accounts
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	246	262
Cash held in time deposits and money market funds
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,329	1,295
Cash and cash equivalents
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,575	1,557
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	46	28
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	46	28
Financial assets - measured at amortized costs
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,979	1,856
Financial assets - measured at amortized costs | Trade receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	1,496	1,361
Financial assets - measured at amortized costs | Income tax receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	9	21
Financial assets - measured at amortized costs | Other current assets (excluding prepaid expenses and other current assets measured at FVPL)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	309	296
Financial assets - measured at amortized costs | Long-term receivables from customers
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	110	117
Financial assets - measured at amortized costs | Non-current minimum lease payments from finance lease agreements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	35	39
Financial assets - measured at amortized costs | Long-term loans, advances and security deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	20	22
Financial assets - measured at fair value through profit and loss ("FVPL")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	167	164
Financial assets - measured at fair value through profit and loss ("FVPL") | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	6	12
Financial assets - measured at fair value through profit and loss ("FVPL") | Equity securities of public companies
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	3	0
Financial assets - measured at fair value through profit and loss ("FVPL") | Deferred compensation assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	155	137
Financial assets - measured at fair value through profit and loss ("FVPL") | Current portion of long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	0	12
Financial assets - measured at fair value through profit and loss ("FVPL") | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets	$ 3	$ 3